Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Commodity Strategy Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 8,766	$ 8,766	$ 8,766	$ 7,710	$ 9,960	$ 6,765	$ 4,572	$ 5,401	$ 6,337	$ 5,765	$ 5,930	$ 6,953
Average Annual Return, Percent		7.12%	8.90%	(1.31%)
Columbia Commodity Strategy Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		13.70%	10.17%	(0.72%)
Columbia Commodity Strategy Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 9,539	$ 9,539	$ 9,539	8,379	10,789	7,311	4,927	5,800	6,793	6,162	6,335	7,399
Average Annual Return, Percent		13.84%	10.46%	(0.47%)
Columbia Commodity Strategy Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 9,519	$ 9,519	$ 9,519	8,347	10,760	7,290	4,911	5,788	6,770	6,137	6,311	7,390
Average Annual Return, Percent		14.05%	10.46%	(0.49%)
Columbia Commodity Strategy Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 9,607	$ 9,607	$ 9,607	8,424	10,845	7,338	4,944	5,810	6,806	6,164	6,325	7,396
Average Annual Return, Percent		14.05%	10.58%	(0.40%)
Columbia Commodity Strategy Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 9,693	$ 9,693	$ 9,693	8,488	10,926	7,386	4,971	5,833	6,809	6,165	6,326	7,396
Average Annual Return, Percent	[1]	14.19%	10.69%	(0.31%)
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Account Value		$ 8,972	$ 8,972	$ 8,972	8,087	10,432	7,354	5,029	6,064	6,919	6,232	6,389	7,545
Average Annual Return, Percent		10.95%	8.15%	(1.08%)
MSCI ACWI (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net)
Account Value		$ 22,398	$ 22,398	$ 22,398	$ 18,128	$ 17,975	$ 19,283	$ 13,594	$ 12,894	$ 13,063	$ 11,681	$ 9,938	$ 10,508
Average Annual Return, Percent		23.56%	11.68%	8.40%

[1]	The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.